SHARE-BASED PAYMENTS - Number and weighted-average exercise prices of share options (Details)	9 Months Ended
Sep. 30, 2024 shares $ / shares
ESOP 2019
Number of options
Outstanding, beginning balance (in shares) | shares	11,499,819
Granted during the year (in shares) | shares	0
Forfeited during the year (in shares) | shares	(599,200)
Exercised during the year (in shares) | shares	(300,000)
Outstanding, ending balance (in shares) | shares	10,600,619
Exercisable (in shares) | shares	6,745,305
Weighted average exercise price
Outstanding, beginning balance (in USD per share) | $ / shares	$ 9.40
Granted during the year (in USD per share) | $ / shares	0
Forfeited during the year (in USD per share) | $ / shares	10.20
Exercised during the year (in USD per share) | $ / shares	7.68
Outstanding, ending balance (in USD per share) | $ / shares	9.40
Exercisable (in USD per share) | $ / shares	$ 9.31
ESOP 2023
Number of options
Outstanding, beginning balance (in shares) | shares	3,411,636
Granted during the year (in shares) | shares	0
Forfeited during the year (in shares) | shares	(88,166)
Exercised during the year (in shares) | shares	0
Outstanding, ending balance (in shares) | shares	3,323,470
Exercisable (in shares) | shares	1,513,572
Weighted average exercise price
Outstanding, beginning balance (in USD per share) | $ / shares	$ 11.68
Granted during the year (in USD per share) | $ / shares	0
Forfeited during the year (in USD per share) | $ / shares	11.59
Exercised during the year (in USD per share) | $ / shares	0
Outstanding, ending balance (in USD per share) | $ / shares	11.68
Exercisable (in USD per share) | $ / shares	$ 11.65